Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities	As of December 31, 2023 and 2022, components of deferred tax assets and liabilities are as follows:
	December 31, 2023	December 31, 2022
Net operating loss carryforward	$795,489	$190,123
Research and development	366,256	204,069
Total deferred tax assets	1,161,745	394,192
Valuation allowance	(1,161,745)	(394,192)
Net Deferred Tax Assets	$-	$-

Schedule of Reconciliation of the Effective Tax Rate With the Statutory Federal Income Tax Rate	A reconciliation of the effective tax rate with the statutory Federal income tax rate was as follows for the years ended December 31, 2023 and 2022:
	For the Year ended December 31, 2023	For the Year ended December 31, 2022
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State tax benefit, net of Federal tax benefit	(5.1)%	(6.5)%
Non-deductible expenses	6.2%	-%
Change in estimated effective tax rate	(1.4)%	-%
Change in valuation allowance	21.3%	27.5%
Effective tax rate	0%	0%